CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
REVENUES:
Government contract revenue	$ 392,073	$ 886,572
Total revenues	392,073	886,572
OPERATING EXPENSES
Professional fees	2,161,592	2,259,096
Payroll and related expenses	3,479,347	2,083,297
General and administrative	849,491	929,013
Total operating expenses	6,490,430	5,271,406
OPERATING LOSS	(6,098,357)	(4,384,834)
OTHER (INCOME) EXPENSE
Loss on debt extinguishment	558,198	0
Warrant repricing expense	345,841	0
Interest and other expenses	304,330	573,782
Total other expenses	1,208,369	573,782
NET LOSS BEFORE NONCONTROLLING INTERESTS	(7,306,726)	(4,958,616)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(30,613)	(86,287)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (7,276,113)	$ (4,872,329)
Basic and diluted net loss per share available to common stockholders (Note 1)	$ (.94)	$ (0.66)
Weighted average number of common shares outstanding - basic and diluted (Note 1)	7,764,237	7,393,695